LEASE LIABILITIES - Disclosure for amount recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [abstract]
Interest on lease liabilities	$ (93)	$ 0
Expenses related to short-term leases	$ (668)	$ 0